Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax of Nil

The changes in accumulated other comprehensive (loss) income by component, net of tax of nil, are as follows:

	Foreign currency translation	Total
	RMB	RMB
Balance as of January 1, 2014	(82,589)	(82,589)
Current year other comprehensive income	16,835	16,835

Balance as of December 31, 2014	(65,754)	(65,754)
Current year other comprehensive income	41,518	41,518

Balance as of December 31, 2015	(24,236)	(24,236)
Current year other comprehensive income	142,526	142,526

Balance as of December 31, 2016	118,290	118,290

Balance as of December 31, 2016, in US$	17,037	17,037